COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
11. COMMITMENTS AND CONTINGENCIES

11. COMMITMENTS AND CONTINGENCIES

a. Iconic Guarantees

On May 26, 2015, BiVi entered into a License Agreement with Neighborhood Licensing, LLC (the “BiVi Licensor”), an entity owned by Chazz Palminteri (“Palminteri”), to use Palminteri’s endorsement, signature and other intellectual property owned by the BiVi Licensor. The Company has agreed to guarantee and act as surety for BiVi’s obligations under certain sections of the License Agreement and to indemnify the BiVi Licensor and Palminteri against third party claims.

On November 12, 2015, Bellissima entered into a License Agreement with Christie Brinkley, Inc. (the “Bellissima Licensor”), an entity owned by Christie Brinkley (“Brinkley”), to use Brinkley’s endorsement, signature, and other intellectual property owned by the Bellissima Licensor. The Company has agreed to guarantee and act as surety for Bellissima’s obligations under certain sections of the License Agreement and to indemnify the Bellissima Licensor and Brinkley against third party claims.

b. Royalty Obligations of BiVi and Bellissima

Pursuant to the License Agreement with the Bivi Licensor (see Note 12a. above), BiVi is obligated to pay the BiVi Licensor a Royalty Fee equal to 5% of monthly gross sales of BiVi Brand products payable monthly subject to an annual Minimum Royalty Fee of $100,000 in year 1, $150,000 in year 2, $165,000 in year 3, $181,500 in year 4, $199,650 in year 5, and $219,615 in year 6 and each subsequent year. The Minimum Royalty Fee has been waived until such time as the parties agree to reinstate the Minimum Royalty Fee.

Pursuant to the License Agreement and Amendment No. 1 to the License Agreement effective September 30, 2017 with the Bellissima Licensor (see Note 11a. above), Bellissima is obligated to pay the Bellissima Licensor a Royalty Fee equal to 10% of monthly gross sales (12.5% for sales in excess of defined Case Break Points) of Bellissima Brand products payable monthly. The Bellissima Licensor has the right to terminate the endorsement if Bellissima fails to sell 10,000 cases of Bellissima Brand products in year 1, 15,000 cases in year 2, or 20,000 cases in year 3 and each subsequent year.

c. Brand Licensing Agreement relating to Hooters Marks

On July 23, 2018, United Spirits, Inc. (“United”) executed a Brand Licensing Agreement (the “Hooters Agreement”) with HI Limited Partnership (“the Licensor”). The Agreement provides United a license to use certain “Hooters” Marks to manufacture, market, distribute, and sell alcoholic products.

The Initial Term of the Hooters Agreement is from July 23, 2018 through December 31, 2020. Provided that United is not in breach of any terms of the Agreement, United may extend the Term for an additional 3 years through December 31, 2023.

The Hooters Agreement provides for United’s payment of Royalty Fees (payable quarterly) to the Licensor equal to 6% of the net sales of the licensed products subject to a minimum royalty fee of $65,000 for Agreement year 1 (ending December 31, 2018), $255,000 for Agreement year 2, $315,000 for Agreement year 3 and 4, $360,000 for Agreement year 5, and $420,000 for Agreement year 6.

The Hooters Agreement also provided for United’s payment of an advance payment of $30,000 to the Licensor to be credited towards royalty fees payable to Licensor. On September 6, 2018, the $30,000 advance payment was paid to the Licensor. The Hooters Agreement also provides for United’s payment of a marketing contribution equal to 2% of the prior year’s net sales of the Licensed Products. If United fails to spend the required marketing contribution in any calendar year, the deficiency will be paid to Licensor.

For the nine months ended September 30, 2021 and 2020, royalties expense under this Agreement was $184,801 and $117,733, respectively.

d. Marketing and Order Processing Services Agreement

During October 2019, United executed a Marketing and Order Processing Services Agreement (the “QVC Agreement”) with QVC, Inc. (“QVC”). Among other things, the Agreement provides for United’s grant to QVC of an exclusive worldwide right to promote the Bellissima products through direct response television programs.

The Initial License Period commenced October 2019 and expires in December 2021 (i.e., two years after first airing of a Bellissima product). Unless either party notifies the other party in writing at least 30 days prior to the end of the Initial License Period or any Renewal License Period of its intent to terminate the QVC Agreement, the License continually renews for additional two-year periods.

The QVC Agreement provides for United’s payment of “Marketing Fees” (payable no less than monthly) to QVC in amounts agreed to between United and QVC from time to time. For the nine months ended September 30, 2021 and 2020, the Marketing Fees expense (payable to QVC) was $131,450 and $373,960, respectively, and the direct response sales generated from QVC programs was $1,025,488 and $1,313,839, respectively.

e. Distribution Agreement

On May 1, 2015, BiVi entered into a Distribution Agreement with United for United to distribute and wholesale BiVi’s product and to act as the licensed importer and wholesaler. The Distribution Agreement provides United the exclusive right for a term of ten years to sell BiVi’s product for an agreed distribution fee equal to $1.00 per case of product sold.

In November 2015, Bellissima and United agreed to have United distribute and wholesale Bellissima’s products under the same terms contained in the Distribution Agreement with BiVi described in the preceding paragraph.

Effective April 1, 2019, the Company and United agreed to have United distribute and wholesale Hooters brand products under the same terms contained in the Distribution Agreement with BiVi described in the second preceding paragraph.

f. Compensation Arrangements

Effective July 26, 2021, the Company executed Employment Agreements with its Chairman Richard DeCicco (“DeCicco”) and its Vice President of Sales and Marketing Roseann Faltings (“Faltings”). Both agreements had a term of 24 months. The DeCicco Employment Agreement provides for a base salary at the rate of $265,000 per annum. The Faltings Employment Agreement provides for a base salary at the rate of $200,000 per annum. Both DeCicco and Faltings are eligible for a bonus of up to 25% of base pay after one year of employment. For the year ended December 31, 2020, we accrued a total of $415,000 officers’ compensation pursuant to two previous Employment Agreements which was allocated 50% to Iconic $207,500 and 50% to Bellissima $207,500.

On July 26, 2021, the Company, and each other member identified therein, including Mr. DeCicco and Rosanne Faltings, the Company’s vice president of sales and a member of the Board, entered into Amended and Restated Limited Liability Company Agreements dated as of July 26, 2021 of Bellissima and BiVi. The agreements provide that the manager of Bellissima and BiVi, currently Mr. DeCicco, may cause Bellissima and BiVi to make distributions of available cash flow to the members pro rata in accordance with their cash flow ratios, of which the Company is entitled to 100% of any such distribution of available cash flow. The agreements also provide that the manager shall cause Bellissima and BiVi to make distributions of net proceeds attributable to certain capital events to members pro rata in accordance with their membership interest percentage, of which the Company is entitled to 54% of any such distribution of net proceeds and Mr. DeCicco and Ms. Faltings are entitled to 15.34% and 15.33%, respectively.

Effective December 5, 2019, the TopPop executed Employment Agreement with its Chief Operating Officer Thomas Martin. The employment had no term limits and may be terminated by written notice by either party. The base agreement provides a base salary of at the rate of $250,000.

Effective March 1 2020, the TopPop executed Employment Agreements with its Chief Marketing Officer Laurance Rassin and its Chief Creative Officer Tracy Memoli. The agreement had no term limits and can be terminated by written notice by either party. Both agreements provide for a base salary $50,000 and a commission equal to 3% of the gross revenue. Both agreements were amended in July 2021, in which annual base salary was increased to $150,000 and additional commission incentives were added.

As of September 30, 2021, and December 31, 2020, accrued officers’ compensation was $1,062,848 and $851,300, respectively.

g. Lease Agreements

On January 1, 2021, the Company executed a cancellable Lease Agreement with Day Kay International (an entity controlled by Richard DeCicco) for the lease of the Company’s office and warehouse space in North Amityville New York. The agreement has a term of three years from January 1, 2021 to January 1, 2024 and provides for monthly rent of $4,893.

On November 12, 2019, TopPop executed a lease agreement with Plymouth 4 East Stow LLC to rent approximately 26,321 square feet of warehouse space in Marlton, NJ. The lease provides for a term of five years commencing upon January 1, 2020 and terminating on December 31, 2024. The lease also provides for a monthly payment to Plymouth 4 East Stow LLC for common area use of $4,430 and a security deposit to Plymouth 4 East Stow LLC of $45,864.

Effective November 6, 2020, TopPop executed a lease agreement with Warehouse4Biz LLC to rent approximately 14,758 square feet of warehouse space in Bellmawr, NJ. The lease provides for a lease term of two years commencing upon December 1, 2020 and terminating on November 30, 2022. The lease provides for a security deposit to Warehouse4Biz LLC of $20,734.

At September 30, 2021, the future undiscounted minimum lease payment under the noncancellable leases are as follows:

As of September 30, 2021
Remainder through December 31, 2021	$61,575
Year ending December 31, 2022	241,289
Year ending December 31, 2023	154,476
Year ending December 31, 2024	180,759
Year ending December 31, 2025 and thereafter	-
Total undiscounted finance lease payments	$638,098
Less: Imputed interest	41,300
Present value of finance lease liabilities	596,909

The operating lease liabilities of $596,909 and $ 22,909 as of September 30, 2021 and December 31, 2020, respectively, represents the discounted (at a 4.75% estimated incremental borrowing rate) value of the future lease payments at September 30, 2021 and December 31, 2020.

For the nine months ended September 30, 2021, occupancy expense attributed to these leases were $169,001.

h. Concentration of sales

For the nine months ended September 30, 2021 and 2020, sales consisted of:

	2021	2020
Bellissima product line:

QVC direct response sales	$1,025,488	$1,313,839
Other	851,365	728,663
Total Bellissima	1,876,853	2,042,502
BiVi product line	-	-
TopPop	2,045,500	-
United Spirits	105,946	-
Hooters product line	37,585	131,182

Total	$4,065,884	$2,173,684

Accounts receivable due from QVC direct response sales was $48,617 and $207,433 as of September 30, 2021 and 2020, respectively.

i. Related Party Transaction

During the nine months ended September 30, 2020, the Company paid $36,195 of rent for office space to a company controlled by the Chairman, Mr. Richard DeCicco.

On July 26, 2021, the Company entered into a securities purchase agreement with Mr. Richard DeCicco,, Chairman,  pursuant to which the Company purchased from Mr. DeCicco, and Mr. DeCicco sold, all of the issued and outstanding capital stock of United (See Note 5).

On December 6, 2019 the Company executed a Financial Services Agreement with InnoAccel Solutions (“InnoAccel”), LLC, a controlling member of the TopPop. InnoAccel had agreed to provide financial and administrative services for the company in exchange for hourly compensations.

The Company has agreed to keep this agreement in place and for the three months ended September 30, 2021 the company has recorded consulting expense of $45,000.

Commission Agreements

On July 10, 2019, the Company executed a Commission Agreement with CAA-GBA USA, LLC (“CCA-GBG”). The agreement provides CCA-GBG to receive 5% revenue generated with respect to the co-packing or related manufacturing deal for Anheuser-Busch, LLC. Additionally, CAA-GBG is also entitled to receive 5% of revenue for new business identified. The initial agreement expires on July 31, 2021 and automatically renews every year. The Company has decided to keep this agreement in place and no commissions were incurred under this agreement since the date of acquisition of TopPop (July 26, 2021) through September 30, 2021.

Effective December 11, 2019, the Company executed a Commission Agreement with Christopher J. Connolly. Mr. Connolly had agreed to provide sales representation services to Company for alcohol ice pop packing opportunities in exchange for commission. The agreement provides a commission 5% of gross revenue collected. The initial term is one year from the effective date. The agreement will renew automatically for 1-year terms unless the agreement is terminated. The Company has decided to keep this agreement in place and no commissions were incurred under this agreement since the date of acquisition of TopPop (July 26, 2021) through September 30, 2021.

13. COMMITMENTS AND CONTINGENCIES

a. Iconic Guarantees

On May 26, 2015, BiVi LLC (“BiVi”) entered into a License Agreement with Neighborhood Licensing, LLC (the “BiVi Licensor”), an entity owned by Chazz Palminteri (“Palminteri”), to use Palminteri’s endorsement, signature and other intellectual property owned by the BiVi Licensor. Iconic has agreed to guarantee and act as surety for BiVi’s obligations under certain sections of the License Agreement and to indemnify the BiVi Licensor and Palminteri against third party claims.

On November 12, 2015, Bellissima Spirits LLC (“Bellissima”) entered into a License Agreement with Christie Brinkley, Inc. (the “Bellissima Licensor”), an entity owned by Christie Brinkley (“Brinkley”), to use Brinkley’s endorsement, signature, and other intellectual property owned by the Bellissima Licensor. Iconic has agreed to guarantee and act as surety for Bellissima’s obligations under certain sections of the License Agreement and to indemnify the Bellissima Licensor and Brinkley against third party claims.

b. Royalty Obligations of BiVi and Bellissima

Pursuant to the License Agreement with the Bivi Licensor (see Note 13a. above), BiVi is obligated to pay the BiVi Licensor a Royalty Fee equal to 5% of monthly gross sales of BiVi Brand products payable monthly subject to an annual Minimum Royalty Fee of $100,000 in year 1, $150,000 in year 2, $165,000 in year 3, $181,500 in year 4, $199,650 in year 5, and $219,615 in year 6 and each subsequent year. The Minimum Royalty Fee has been waived until such time as the parties agree to reinstate the Minimum Royalty Fee.

Pursuant to the License Agreement and Amendment No. 1 to the License Agreement effective September 30, 2017 with the Bellissima Licensor (see Note 13a. above), Bellissima is obligated to pay the Bellissima Licensor a Royalty Fee equal to 10% of monthly gross sales (12.5% for sales in excess of defined Case Break Points) of Bellissima Brand products payable monthly. The Bellissima Licensor has the right to terminate the endorsement if Bellissima fails to sell 10,000 cases of Bellissima Brand products in year 1, 15,000 cases in year 2, or 20,000 cases in year 3 and each subsequent year.

c. Brand Licensing Agreement relating to Hooters Marks

On July 23, 2018, United Spirits, Inc. (“United”) executed a Brand Licensing Agreement (the “Hooters Agreement”) with HI Limited Partnership (“the Licensor”). The Agreement provides United a license to use certain “Hooters” Marks to manufacture, market, distribute, and sell alcoholic products.

The Initial Term of the Hooters Agreement is from July 23, 2018 through December 31, 2020. Provided that United is not in breach of any terms of the Agreement, United may extend the Term for an additional 3 years through December 31, 2023.

The Hooters Agreement provides for United’s payment of Royalty Fees (payable quarterly) to the Licensor equal to 6% of the net sales of the licensed products subject to a minimum royalty fee of $65,000 for Agreement year 1 (ending December 31, 2018), $255,000 for Agreement year 2, $315,000 for Agreement year 3 and 4, $360,000 for Agreement year 5, and $420,000 for Agreement year 6.

The Hooters Agreement also provided for United’s payment of an advance payment of $30,000 to the Licensor to be credited towards royalty fees payable to Licensor. On September 6, 2018, the $30,000 advance payment was paid to the Licensor. The Hooters Agreement also provides for United’s payment of a marketing contribution equal to 2% of the prior year’s net sales of the Licensed Products. If United fails to spend the required marketing contribution in any calendar year, the deficiency will be paid to Licensor.

For the years ended December 31, 2020 and 2019, royalties expense under this Agreement was $429,953 and $137,267, respectively.

d. Marketing and Order Processing Services Agreement

During October 2019, United Spirits, Inc. (“United”) executed a Marketing and Order Processing Services Agreement (the “QVC Agreement”) with QVC, Inc. (“QVC”). Among other things, the Agreement provides for United’s grant to QVC of an exclusive worldwide right to promote the Bellissima products through direct response television programs.

The Initial License Period commenced October 2019 and expires in December 2021 (i.e., two years after first airing of a Bellissima product). Unless either party notifies the other party in writing at least 30 days prior to the end of the Initial License Period or any Renewal License Period of its intent to terminate the QVC Agreement, the License continually renews for additional two-year periods.

The QVC Agreement provides for United’s payment of “Marketing Fees” (payable no less than monthly) to QVC in amounts agreed to between United and QVC from time to time. For the years ended December 31, 2020 and 2019, the Marketing Fees expense (payable to QVC) was $461,861 and $82,983, respectively, and the direct response sales generated from QVC programs was $1,994,349 and $366,959, respectively.

e. Distribution Agreements

On May 1, 2015, BiVi entered into a Distribution Agreement with United for United to distribute and wholesale BiVi’s product and to act as the licensed importer and wholesaler. The Distribution Agreement provides United the exclusive right for a term of ten years to sell BiVi’s product for an agreed distribution fee equal to $1.00 per case of product sold.

In November 2015, Bellissima and United agreed to have United distribute and wholesale Bellissima’s products under the same terms contained in the Distribution Agreement with BiVi described in the preceding paragraph.

Effective April 1, 2019, the Company and United agreed to have United distribute and wholesale Hooters brand products under the same terms contained in the Distribution Agreement with BiVi described in the second preceding paragraph.

f. Compensation Arrangements

Effective April 1, 2018, the Company executed Employment Agreements with its Chief Executive Officer Richard DeCicco (“DeCicco”) and its Vice President of Sales and Marketing Roseann Faltings (“Faltings”). Both agreements had a term of 24 months (to June 30, 2020) and have continued thereafter under the same terms. The DeCicco Employment Agreement provides for a base salary at the rate of $265,000 per annum. The Faltings Employment Agreement provides for a base salary at the rate of $150,000 per annum. For the year ended December 31, 2019, we accrued a total of $415,000 officers compensation pursuant to these two Employment Agreements which was allocated 50% to Iconic ($207,500), 40% to Bellissima ($166,000), and 10% to BiVi ($41,500). For the year ended December 31, 2020, we accrued a total of $415,000 officers compensation pursuant to these two Employment Agreements which was allocated 50% to Iconic ($207,500) and 50% to Bellissima ($207,500).

As of December 31, 2020 and December 31, 2019, accrued officers compensation was $843,050 and $813,050, respectively.

g. Lease Agreements

On March 27, 2018, United Spirits, Inc. executed a lease extension for the Company’s office and warehouse space in North Amityville New York. The extension had a term of three years from February 1, 2018 to January 31, 2021 and provided for monthly rent of $4,478.

On January 1, 2019, United Spirits, Inc. executed a lease agreement with the two officers of the Company to use part of their residence in Copiague, New York for Company office space. The agreement has a term of three years from January 1, 2019 to December 31, 2021 and provides for monthly rent of $3,930.

At December 31, 2020, the future minimum lease payments under these two non-cancellable operating leases were:

Year ended December 31, 2021	$51,643

Total	$51,643

The operating lease liabilities totaling $49,147 at December 31, 2020 as presented in the Consolidated Balance Sheets represents the discounted (at our 10% estimated incremental borrowing rate) value of the future lease payments of $51,643 at December 31, 2020.

h. Endorsement Agreement

In February 2020, Iconic executed an Endorsement Agreement with an entity (“CEE”) controlled by Chase Elliott (“Elliott”), driver of the Hendrick Motorsports Number 9 NAPA/Hooter’s Chevrolet in races of the NASCAR Cup Series. The agreement, which has a term ending on December 31, 2021, provides Iconic the right to utilize Elliott’s name in connection with the promotion and distribution of Hooters brand products and requires CEE and Elliott to perform certain specified services for Iconic including certain promotional appearances. The agreement provides for compensation payable to CEE of (1) Initial Share Award of 100,000 shares of Iconic common stock (which was issued on February 24, 2020); (2) $75,000 year 2020 cash compensation (which was paid March 6, 2020); (3) $75,000 year 2021 cash compensation payable on or before February 15, 2021 (which has not yet been paid); and (4) Year 2021 Second Share Award of that number of shares of Iconic common stock equal to $75,000 based upon the average closing price of the common stock for the five trading days immediately preceding February 15, 2021 (which has not yet been issued).

For the year ended December 31, 2020, we expensed $142,500 in license fees relating to this Endorsement Agreement.

i. Concentration of sales

For the years ended December 31, 2020 and 2019, sales consisted of:

	2020	2019
Bellissima product line:

QVC direct response sales	$1,994,349	$366,959
Other	704,705	681,457
Total Bellissima	2,699,054	1,048,416
BiVi product line	-	3,700
Hooters product line	149,859	158,126

Total	$2,848,913	$1,210,242

For the year ended December 31, 2020, our largest two customers accounted for sales of $153,943 and $142,185, respectively. For the year ended December 31, 2019, our largest two customers accounted for sales of $119,640 and $105,608, respectively.

Accounts receivable due from QVC direct response sales was $272,297 at December 31, 2020.